RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2014
RELATED PARTY TRANSACTIONS
Summary of balances and transactions of the Company with SPP
	Thousands of Yen
	2013	2014
Advance payment	¥21,553	¥35,196
Accounts payable	5,345	19,332
Expenses	4,896	34,502